UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Growth Fund NSBAX NSBCX NSBFX NSBRX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 18
Notes to Financial Statements 20
Additional Fund Information 29
Glossary of Terms Used in this Report 30
Liquidity Risk Management Program 31

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices

For Shareholders of
Nuveen Dividend Growth Fund
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Fund includes portfolio manager commentary in their annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations
Nuveen Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. Dividend-paying stocks, such as those held by the fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Total Returns as of
January 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 1.39% (4.56)% 8.79% 10.91% 0.91%
Class A Shares at maximum Offering Price 3/28/06 (4.43)% (10.05)% 7.50% 10.26% —
S&P 500® Index — (0.44)% (8.22)% 9.54% 12.68% —
Lipper Equity Income Funds Classification Average — 3.40% (1.11)% 7.08% 9.73% —
Class C Shares 3/28/06 1.00% (5.28)% 7.97% 10.24% 1.66%
Class I Shares 3/28/06 1.51% (4.32)% 9.06% 11.18% 0.66%
Total Returns as of
January 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class R6 Shares 3/25/13 1.53% (4.27)% 9.12% 11.05% 0.61%

Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97 .4%
Repurchase Agreements 2 .0%
Other Assets & Liabilities 0.6%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
IT Services 7.1%
Technology Hardware, Storage
& Peripherals 6.2%
Health Care Providers & Services 5.8%
Semiconductors &
Semiconductor Equipment 5.8%
Software 5.3%
Communications Equipment 4.9%
Specialty Retail 4.8%
Insurance 4.4%
Oil, Gas & Consumable Fuels 4.3%
Chemicals 4.3%
Capital Markets 3.0%
Equity Real Estate Investment
Trusts (REITs) 3.0%
Banks 2.8%
Electric Utilities 2.5%
Biotechnology 2.5%
Media 2.4%
Multi-Utilities 2.4%
Consumer Finance 2.3%
Electrical Equipment 2.2%
Industrial Conglomerates 2.1%
Other 19.3%
Repurchase Agreements 2.0%
Other Assets & Liabilities, Net 0.6%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 6.2%
Microsoft Corp 5.3%
UnitedHealth Group Inc 3.6%
Broadcom Inc 3.2%
Motorola Solutions Inc 3.0%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period is August 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,013.92 $1,009.97 $1,015.27 $1,015.06
Expenses Incurred During the Period $4.62 $8.41 $3.15 $3.35
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.62 $1,016.84 $1,022.08 $1,021.88
Expenses Incurred During the Period $4.63 $8.44 $3.16 $3.36
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.62% and 0.66% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Dividend Growth Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.4%
X
5,598,048,340 COMMON STOCKS - 97.4%
X 5,598,048,340
Aerospace & Defense - 1.3%
169,622 Northrop Grumman Corp $ 75,997,441
Total Aerospace & Defense 75,997,441
Banks - 2.8%
1,167,995 JPMorgan Chase & Co 163,472,580
Total Banks 163,472,580
Beverages - 1.9%
633,834 PepsiCo Inc 108,398,291
Total Beverages 108,398,291
Biotechnology - 2.5%
957,227 AbbVie Inc 141,430,289
Total Biotechnology 141,430,289
Building Products - 2.1%
667,348 Trane Technologies PLC 119,535,374
Total Building Products 119,535,374
Capital Markets - 3.0%
2,212,149 Charles Schwab Corp 171,264,576
Total Capital Markets 171,264,576
Chemicals - 4.3%
799,457 International Flavors & Fragrances Inc 89,906,934
482,296 Linde PLC 159,611,038
Total Chemicals 249,517,972
Communications Equipment - 4.9%
2,216,303 Cisco Systems Inc 107,867,467
676,370 Motorola Solutions Inc 173,833,854
Total Communications Equipment 281,701,321
Consumer Finance - 2.3%
770,922 American Express Co 134,857,385
Total Consumer Finance 134,857,385
Containers & Packaging - 1.3%
511,645 Packaging Corp of America 73,011,741
Total Containers & Packaging 73,011,741
Electric Utilities - 2.5%
1,899,815 NextEra Energy Inc 141,783,193
Total Electric Utilities 141,783,193
Electrical Equipment - 2.2%
764,653 Eaton Corp PLC 124,034,363
Total Electrical Equipment 124,034,363

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
12
Shares Description (1) Value
Equity Real Estate Investment Trusts - 3.0%
1,313,949 Prologis Inc $ 169,867,327
Total Equity Real Estate Investment Trusts 169,867,327
Food & Staples Retailing - 1.9%
772,888 Walmart Inc 111,195,397
Total Food & Staples Retailing 111,195,397
Food Products - 1.8%
1,590,478 Mondelez International Inc, Class A 104,080,880
Total Food Products 104,080,880
Health Care Equipment & Supplies - 1.7%
866,220 Abbott Laboratories 95,760,621
Total Health Care Equipment & Supplies 95,760,621
Health Care Providers & Services - 5.8%
251,609 Elevance Health Inc 125,801,984
411,716 UnitedHealth Group Inc 205,524,510
Total Health Care Providers & Services 331,326,494
Hotels, Restaurants & Leisure - 1.5%
322,579 McDonald's Corp 86,257,625
Total Hotels, Restaurants & Leisure 86,257,625
Industrial Conglomerates - 2.1%
586,078 Honeywell International Inc 122,185,541
Total Industrial Conglomerates 122,185,541
Insurance - 4.4%
531,466 Chubb Ltd 120,903,201
759,564 Marsh & McLennan Cos Inc 132,855,339
Total Insurance 253,758,540
IT Services - 7.1%
593,857 Accenture PLC, Class A 165,715,796
1,262,504 Fidelity National Information Services Inc 94,738,300
392,420 Mastercard Inc., Class A 145,430,852
Total IT Services 405,884,948
Media - 2.4%
3,535,073 Comcast Corp, Class A 139,105,123
Total Media 139,105,123
Multiline Retail - 1.9%
472,998 Dollar General Corp 110,492,333
Total Multiline Retail 110,492,333
Multi-Utilities - 2.4%
1,467,535 WEC Energy Group Inc 137,933,615
Total Multi-Utilities 137,933,615
Oil, Gas & Consumable Fuels - 4.3%
860,061 Chevron Corp 149,667,815
1,000,966 Phillips 66 100,366,861
Total Oil, Gas & Consumable Fuels 250,034,676

Shares Description (1) Value
Road & Rail - 2.0%
562,712 Union Pacific Corp $ 114,900,163
Total Road & Rail 114,900,163
Semiconductors & Semiconductor Equipment - 5.8%
316,311 Broadcom Inc 185,045,098
823,024 Texas Instruments Inc 145,848,083
Total Semiconductors & Semiconductor Equipment 330,893,181
Software - 5.3%
1,226,751 Microsoft Corp 304,001,165
Total Software 304,001,165
Specialty Retail - 4.8%
684,927 Lowe's Cos Inc 142,636,048
1,667,385 TJX Cos Inc 136,492,136
Total Specialty Retail 279,128,184
Technology Hardware, Storage & Peripherals - 6.2%
2,464,041 Apple Inc 355,536,476
Total Technology Hardware, Storage & Peripherals 355,536,476
Tobacco - 1.9%
1,061,987 Philip Morris International Inc 110,701,525
Total Tobacco 110,701,525
Total Long-Term Investments (cost $3,457,740,307) 5,598,048,340
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.0%
X 117,059,178 REPURCHASE AGREEMENTS - 2.0%
X 117,059,178
$ 117,059 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$117,063,340, collateralized by $131,203,600,
U.S. Treasury Notes, 0.250%, due 7/31/25, value
$119,400,393
1.280% 2/01/23 $ 117,059,178
Total Short-Term Investments (cost $117,059,178) 117,059,178
Total Investments (cost $ 3,574,799,485 ) - 99 .4% 5,715,107,518
Other Assets & Liabilities, Net -   0.6% 36,164,620
Net Assets - 100% $ 5,751,272,138
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
14
Dividend
Growth
Assets
Long-term investments, at value
†
$ 5,598,048,340
Short-term investments, at value
◊
117,059,178
Receivable for dividends 5,336,013
Receivable for interest 4,162
Receivable for reclaims 269
Receivable for reimbursement from Adviser 58,134
Receivable for shares sold 47,448,774
Other assets 411,487
Total assets 5,768,366,357
Liabilities
Payable for shares redeemed 12,444,776
Accrued expenses:
Custodian fees 348,010
Management fees 2,836,503
Trustees fees 412,549
Professional fees 53,181
Shareholder reporting expenses 138,616
Shareholder servicing agent fees 438,297
12b-1 distribution and service fees 421,071
Other 1,216
Total liabilities 17,094,219
Net assets $ 5,751,272,138
†
Long-term investments, cost $ 3,457,740,307
◊
Short-term investments, cost $ 117,059,178
Dividend
Growth
Class A Shares
Net Assets $ 934,877,916
Shares outstanding 18,410,695
Net asset value ("NAV") per share $ 50.78
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 53.88
Class C Shares
Net Assets $ 264,144,837
Shares outstanding 5,203,785
NAV and offering price per share $ 50.76
Class R6 Shares
Net Assets $ 2,284,248,878
Shares outstanding 44,545,819
NAV and offering price per share $ 51.28
Class I Shares
Net Assets $ 2,268,000,507
Shares outstanding 44,732,066
NAV and offering price per share $ 50.70
Fund level net assets consist of:
Paid-in capital $ 3,644,573,437
Total distributable earnings (loss) 2,106,698,701
Fund level net assets $ 5,751,272,138
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
15
Dividend Growth
Investment Income
Dividends $ 58,906,758
Interest 344,825
Other income 64,789
Total Investment Income 59,316,372
Expenses
–
Management fees 16,931,758
12b-1 service fees - Class A Shares 1,146,980
12b-1 distribution and service fees - Class C Shares 1,387,973
Shareholder servicing agent fees 892,634
Interest expense 5,494
Custodian expenses 185,461
Trustees fees 121,092
Professional fees 124,498
Shareholder reporting expenses 87,968
Federal and state registration fees 55,420
Other 19,324
Total expenses 20,958,602
Net investment income (loss) 38,357,770
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (7,590,800)
Net realized gain (loss) (7,590,800)
Change in net unrealized appreciation (depreciation) of investments 49,168,670
Change in unrealized gain (loss) from investments 49,168,670
Net realized and unrealized gain (loss) 41,577,870
Net increase (decrease) in net assets from operations $ 79,935,640

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Dividend Growth
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 38,357,770 $ 78,573,307
Net realized gain (loss) (7,590,800) 226,254,395
Change in net unrealized appreciation (depreciation) 49,168,670 (297,937,018)
Net increase (decrease) in net assets from operations 79,935,640 6,890,684
Distributions to Shareholders
Dividends:
Class A Shares (26,042,653) (30,815,475)
Class C Shares (6,653,466) (7,905,491)
Class R6 Shares (62,748,945) (109,070,360)
Class I Shares (67,110,742) (88,393,902)
Decrease in net assets from distributions to shareholders (162,555,806) (236,185,228)
Fund Share Transactions
Fund Reorganization — 442,930,136
Proceeds from sale of shares 478,837,560 662,683,915
Proceeds from shares issued to shareholders due to reinvestment of distributions 127,081,396 188,070,719
605,918,956 1,293,684,770
Cost of shares redeemed (736,955,885) (1,639,316,786)
Net increase (decrease) in net assets from Fund share transactions (131,036,929) (345,632,016)
Net increase (decrease) in net assets (213,657,095) (574,926,560)
Net assets at the beginning of period 5,964,929,233 6,539,855,793
Net assets at the end of period $ 5,751,272,138 $ 5,964,929,233

Financial Highlights

Dividend Growth
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 51.54 $ 0.30 $ 0.38 $ 0.68 $ (0.31) $ (1.13) $ (1.44) $ 50.78
2022 53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
2021 43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
2020 44.21 0.61 2.28 2.89 (0.67) (3.11) (3.78) 43.32
2019 42.61 0.65 3.49 4.14 (0.60) (1.94) (2.54) 44.21
2018 38.84 0.58 4.98 5.56 (0.56) (1.23) (1.79) 42.61
Class
C
2023(f) 51.52 0.11 0.39 0.50 (0.13) (1.13) (1.26) 50.76
2022 53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
2021 43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
2020 44.16 0.29 2.29 2.58 (0.35) (3.11) (3.46) 43.28
2019 42.53 0.34 3.49 3.83 (0.26) (1.94) (2.20) 44.16
2018 38.77 0.27 4.98 5.25 (0.26) (1.23) (1.49) 42.53
Class
R6
2023(f) 52.05 0.37 0.39 0.76 (0.40) (1.13) (1.53) 51.28
2022 53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
2021 43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
2020 44.62 0.75 2.30 3.05 (0.82) (3.11) (3.93) 43.74
2019 43.03 0.78 3.54 4.32 (0.79) (1.94) (2.73) 44.62
2018 39.19 0.70 5.04 5.74 (0.67) (1.23) (1.90) 43.03
Class
I
2023(f) 51.47 0.36 0.38 0.74 (0.38) (1.13) (1.51) 50.70
2022 53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
2021 43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
2020 44.17 0.72 2.28 3.00 (0.78) (3.11) (3.89) 43.28
2019 42.64 0.75 3.49 4.24 (0.77) (1.94) (2.71) 44.17
2018 38.87 0.68 4.99 5.67 (0.67) (1.23) (1.90) 42.64
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000) Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
1 .39% $ 934,878 0 .91% (g) 1 .17% (g) 7%
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
6 .54 624,209 0 .95 1 .42 25
10 .29 497,332 0 .96 1 .57 31
14 .56 464,170 0 .96 1 .42 28
1 .00 264,145 1 .66 (g) 0 .42 (g) 7
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
5 .75 328,375 1 .70 0 .67 25
9 .46 499,839 1 .71 0 .82 31
13 .70 491,639 1 .71 0 .67 28
1 .53 2,284,249 0 .62 (g) 1 .46 (g) 7
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
6 .86 69,249 0 .64 1 .73 25
10 .66 80,768 0 .65 1 .88 31
14 .91 64,717 0 .64 1 .69 28
1 .51 2,268,001 0 .66 (g) 1 .42 (g) 7
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15
6 .82 1,901,783 0 .70 1 .67 25
10 .57 2,072,824 0 .71 1 .82 31
14 .84 2,131,227 0 .71 1 .66 28

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund, (“Dividend Growth”), (the “Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Fund is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Fund Reorganization
At a special meeting held on September 30, 2021, shareholders of the Fund approved the reorganization of the Fund (the “Acquiring Fund”) with
Nuveen Large-Cap Core Fund, (the “Target Fund”) (the “Reorganization”). The Reorganization became effective after the close of business on
November 12, 2021.
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization.
Investment Adviser and Sub-Adviser
The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022.In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual

Notes to Financial Statements
(Unaudited) (continued)
sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adoped by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 5,598,048,340 $ – $ – $ 5,598,048,340
Short-Term Investments:
Repurchase Agreements – 117,059,178 – 117,059,178
Total $ 5,598,048,340 $ 117,059,178 $ – $ 5,715,107,518
1
* Refer to the Fund's Portfolio of Investments for industry classifications.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Investment Transactions
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $ 117,059,178 $     (119,400,393)
Fund
Purchases Sales
Dividend Growth
$ 404,332,345 $ 733,719,094

Notes to Financial Statements
(Unaudited) (continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
1/31/23
Year Ended
7/31/22
Dividend Growth Shares Amount Shares Amount
Shares issued in the Reorganization:
(1)
Class A — $— 1,910,902 $104,704,398
Class C — — 1,189,392 65,126,524
Class R6 — — 33,880 1,874,813
Class I — — 4,956,627 271,224,401
Shares sold:
Class A 1,425,100 71,370,782 2,703,008 144,719,841
Class A - automatic conversion of Class C Shares — — 549 28,636
Class C 220,711 11,120,775 548,434 29,331,390
Class R6 5,111,292 258,092,327 3,762,580 200,835,306
Class I 2,762,020 138,253,676 5,409,414 287,768,742
Shares issued to shareholders due to reinvestment of distributions:
Class A 352,126 17,582,118 369,956 19,976,815
Class C 92,045 4,624,136 100,052 5,435,818
Class R6 1,241,528 62,370,190 1,990,345 108,488,162
Class I 854,314 42,504,952 1,005,506 54,169,924
12,059,136 605,918,956 23,980,645 1,293,684,770
Shares redeemed:
Class A (1,458,709) (73,188,859) (2,571,081) (136,277,799)
Class C (845,065) (42,497,212) (1,830,538) (97,223,161)
Class C - automatic conversion to Class A Shares — — (550) (28,636)
Class R6 (7,807,756) (400,820,462) (17,334,532) (934,619,369)
Class I (4,400,522) (220,449,352) (8,869,820) (471,167,821)
(14,512,052) (736,955,885) (30,606,521) (1,639,316,786)
Net increase (decrease) (2,452,916) $(131,036,929) (6,625,876) $(345,632,016)
(1) Refer to Note 9 - Fund Reorganization for further details.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the
Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,583,317,883 $ 2,176,101,344 $ (44,311,709) $ 2,131,789,635
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 26,363,262 $ 80,334,640 $ 2,082,620,965 $ — $ — $ — $ 2,189,318,867
Average Daily Net Assets Dividend Growth
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2023, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses of the Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% of the average daily net assets of any class of Fund shares. However, because Class R6
Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $64,789, is recognized in "Other income" on the Statement of Operations.
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Growth
0 .1585%
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Growth
$ — $ 74,758,538 $ 6,026,527

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares
Certain funds advised by Teachers Advisors, LLC, which are deemed affiliated investments, may invest in the Fund. As of the end of the reporting period, the percentage of Fund shares owned by other affiliates are as follows:
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth
$ 180,946 $ 160,872
Fund
Commission
Advances
Dividend Growth
$ 88,840
Fund
12b-1 Fees
Retained
Dividend Growth
$ 122,741
Fund
CDSC
Retained
Dividend Growth
$ 10,573
Dividend
Growth
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 2
TIAA-CREF Lifecycle 2025 Fund 3
TIAA-CREF Lifecycle 2030 Fund 4
TIAA-CREF Lifecycle 2035 Fund 5
TIAA-CREF Lifecycle 2040 Fund 7
TIAA-CREF Lifecycle 2045 Fund 5
TIAA-CREF Lifecycle 2050 Fund 4
TIAA-CREF Lifecycle 2055 Fund 2
TIAA-CREF Lifecycle 2060 Fund 1
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund —*
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund —*
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund —*
TIAA-CREF Managed Allocation Fund 1
* Rounds to less than 1%

Notes to Financial Statements
(Unaudited) (continued)
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes (other than on-going leveraging for investment purposes.) Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-
9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

30
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Equity Income Funds Classification Average:
Represents the average annualized total returns for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P 500
®
Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
31
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-DG-0123P 2766043-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Global Dividend Growth Fund NUGAX NUGCX — NUGIX
Nuveen International Dividend Growth Fund NUIAX NUICX — NUIIX
Nuveen International Small Cap Fund NWAIX NWSCX NWIFX NWPIX

Life is
Complex.
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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 14
Portfolios of Investments 16
Statement of Assets and Liabilities 27
Statement of Operations 29
Statement of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 38
Additional Fund Information 49
Glossary of Terms Used in this Report 50
Liquidity Risk Management Program 51

4
Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices
5
For Shareholders of
Nuveen Global Dividend Growth Fund
Nuveen International Dividend Growth Fund
Nuveen International Small Cap Fund
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

6
Risk Considerations
Nuveen Global Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen International Small Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the
Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
7
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

8
Nuveen Global Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 6/11/12 2.11% (4.32)% 5.01% 7.39% 1.95% 1.14%
Class A Shares at maximum Offering
Price 6/11/12 (3.77)% (9.82)% 3.77% 6.75% — —
MSCI World Index (Net) — 2.15% (7.45)% 6.50% 9.06% — —
Lipper Global Equity Income Funds
Classification Average — 4.59% (3.46)% 4.19% 6.58% — —
Class C Shares 6/11/12 1.74% (5.02)% 4.22% 6.74% 2.70% 1.89%
Class I Shares 6/11/12 2.24% (4.11)% 5.27% 7.65% 1.70% 0.89%

9
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 98 .9%
Repurchase Agreements 1 .1%
Other Assets & Liabilities, Net 0.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 4.2%
Apple Inc 3.2%
Prologis Inc 2.8%
JPMorgan Chase & Co 2.8%
Macquarie Group Ltd 2.8%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 6.5%
Software 6.2%
Chemicals 6.1%
IT Services 5.8%
Semiconductors &
Semiconductor Equipment 4.8%
Banks 4.7%
Capital Markets 4.2%
Pharmaceuticals 3.7%
Electric Utilities 3.7%
Technology Hardware, Storage
& Peripherals 3.2%
Hotels, Restaurants & Leisure 3.1%
Equity Real Estate Investment
Trusts (REITs) 2.8%
Health Care Providers & Services 2.6%
Specialty Retail 2.6%
Biotechnology 2.3%
Tobacco 2.2%
Electrical Equipment 2.2%
Textiles, Apparel & Luxury
Goods 2.2%
Consumer Finance 2.2%
Beverages 2.1%
Wireless Telecommunication
Services 2.1%
Industrial Conglomerates 2.1%
Trading Companies &
Distributors 2.0%
Food Products 2.0%
Media 2.0%
Other 15.5%
Repurchase Agreements 1.1%
Other Assets & Liabilities, Net 0.0%
Net Assets 100%
Country Allocation
(% of net assets)
United States 62 .6%
United Kingdom 9 .8%
France 5 .8%
Japan 5 .2%
Canada 5 .0%
Australia 2 .8%
Hong Kong 2 .6%
Netherlands 2 .3%
Germany 2 .0%
Denmark 1 .9%
Other Assets & Liabilities, Net 0.0%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

10
Nuveen International Dividend Growth Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Total Returns as of
January 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 6/11/12 3.08% (2.50)% 2.19% 4.18% 4.15% 1.14%
Class A Shares at maximum Offering
Price 6/11/12 (2.85)% (8.11)% 0.98% 3.57% — —
MSCI EAFE® Index (Net) — 9.52% (2.83)% 2.13% 4.95% — —
Lipper International Equity Income
Funds Classification Average — 7.69% (3.90)% 1.62% 3.60% — —
Class C Shares 6/11/12 2.69% (3.25)% 1.42% 3.56% 4.90% 1.89%
Class I Shares 6/11/12 3.17% (2.28)% 2.44% 4.44% 3.90% 0.89%

11
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 96 .4%
Repurchase Agreements 3 .7%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Novo Nordisk A/S, Class B 4.8%
ITOCHU Corp 4.3%
Macquarie Group Ltd 4.2%
LVMH Moet Hennessy Louis
Vuitton SE 4.1%
BAE Systems PLC 4.0%
Portfolio Composition
1
(% of net assets)
Pharmaceuticals 15.9%
Oil, Gas & Consumable Fuels 6.5%
Chemicals 6.4%
Banks 6.0%
Wireless Telecommunication
Services 5.5%
Hotels, Restaurants & Leisure 4.6%
Trading Companies &
Distributors 4.2%
Capital Markets 4.2%
Textiles, Apparel & Luxury
Goods 4.1%
Aerospace & Defense 4.0%
Personal Products 3.3%
Diversified Financial Services 3.2%
Electric Utilities 3.1%
Food Products 3.1%
Gas Utilities 3.0%
Software 3.0%
Equity Real Estate Investment
Trusts 2.7%
Insurance 2.6%
Diversified Telecommunication
Services 2.5%
Other 8.5%
Repurchase Agreements 3.7%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Country Allocation
2
(% of net assets)
United Kingdom 26 .2%
Japan 15 .5%
France 11 .5%
Canada 11 .0%
United States 6 .8%
Hong Kong 5 .0%
Denmark 4 .8%
Australia 4 .2%
Jordan 3 .7%
Italy 3 .0%
Other 8 .4%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 6.2% (as a percentage of net assets) in emerging market countries.

12
Nuveen International Small Cap Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World ex USA Small Cap Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.00%
after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
January 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class A Shares at NAV 12/18/17 2.19% (10.09)% 1.81% 2.75% 1.51% 1.19%
Class A Shares at maximum Offering
Price 12/18/17 (3.69)% (15.26)% 0.62% 1.56% — —
MSCI World ex USA Small Cap Index
(Net) — 5.12% (8.23)% 1.02% 2.33% — —
Lipper International Small/Mid-Cap
Classification Average — 3.56% (12.29)% 0.68% 2.05% — —
Class C Shares 12/18/17 1.78% (10.77)% 1.04% 1.97% 2.26% 1.94%
Class R6 Shares 12/18/17 2.31% (9.81)% 2.10% 3.03% 1.19% 0.87%
Class I Shares 12/18/17 2.24% (9.88)% 2.05% 2.99% 1.26% 0.94%

13
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 97 .7%
Investments Purchased with
Collateral from Securities
Lending 1 .1%
Repurchase Agreements 1 .4%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Burckhardt Compression
Holding AG 1.9%
Arcadis NV 1.8%
SPIE SA 1.8%
Brembo SpA 1.8%
BIPROGY Inc 1.8%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts 7.8%
Machinery 6.6%
Metals & Mining 5.6%
Trading Companies &
Distributors 5.5%
IT Services 5.2%
Food Products 4.6%
Insurance 4.4%
Hotels, Restaurants & Leisure 4.3%
Banks 3.7%
Health Care Providers & Services 3.3%
Aerospace & Defense 3.1%
Auto Components 3.0%
Oil, Gas & Consumable Fuels 2.6%
Distributors 2.6%
Software 2.5%
Food & Staples Retailing 2.3%
Electronic Equipment,
Instruments & Components 2.2%
Pharmaceuticals 2.2%
Chemicals 2.1%
Health Care Equipment &
Supplies 2.0%
Construction & Engineering 1.8%
Commercial Services & Supplies 1.8%
Road & Rail 1.7%
Independent Power And
Renewable Electricity Prod 1.6%
Interactive Media & Services 1.6%
Other 13.6%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Repurchase Agreements 1.4%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 23 .5%
United Kingdom 16 .5%
Canada 13 .5%
Australia 8 .9%
Netherlands 5 .5%
Switzerland 5 .5%
France 4 .2%
United States 4 .0%
Sweden 3 .1%
Norway 2 .7%
Other 11 .7%
Investments Purchased with
Collateral from Securities
Lending 1 .1%
Other Assets & Liabilities, Net (0.2)%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.0% (as a percentage of net assets) in emerging market countries.

14
Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period is August 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.06 $1,017.45 $1,022.40
Expenses Incurred During the Period $5.86 $9.66 $4.59
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.41 $1,015.63 $1,020.67
Expenses Incurred During the Period $5.85 $9.65 $4.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen International Dividend Growth Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,030.79 $1,026.90 $1,031.73
Expenses Incurred During the Period $5.89 $9.71 $4.61
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.41 $1,015.63 $1,020.67
Expenses Incurred During the Period $5.85 $9.65 $4.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90% and 0.90% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

15
Nuveen International Small Cap Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.87 $1,017.83 $1,023.13 $1,022.40
Expenses Incurred During the Period $6.12 $9.87 $4.44 $4.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.16 $1,015.43 $1,020.82 $1,020.47
Expenses Incurred During the Period $6.11 $9.86 $4.43 $4.79
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.19%, 1.94%, 0.87% and 0.94% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

16
Nuveen Global Dividend Growth Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 18,311,501 COMMON STOCKS - 98.9%
X 18,311,501
Banks - 4.7%
3,665 JPMorgan Chase & Co $ 512,953
5,237 Toronto-Dominion Bank 362,345
Total Banks 875,298
Beverages - 2.1%
2,252 PepsiCo Inc 385,137
Total Beverages 385,137
Biotechnology - 2.3%
2,828 AbbVie Inc 417,837
Total Biotechnology 417,837
Capital Markets - 4.2%
3,371 Charles Schwab Corp 260,983
3,835 Macquarie Group Ltd 511,623
Total Capital Markets 772,606
Chemicals - 6.1%
2,402 International Flavors & Fragrances Inc 270,129
3,226 Koninklijke DSM NV 414,870
1,326 Linde PLC 438,667
Total Chemicals 1,123,666
Communications Equipment - 1.8%
1,321 Motorola Solutions Inc 339,510
Total Communications Equipment 339,510
Consumer Finance - 2.2%
2,284 American Express Co 399,540
Total Consumer Finance 399,540
Diversified Financial Services - 1.7%
18,100 ORIX Corp 318,252
Total Diversified Financial Services 318,252
Diversified Telecommunication Services - 0.9%
121,487 HKT Trust & HKT Ltd 159,169
Total Diversified Telecommunication Services 159,169
Electric Utilities - 3.7%
5,360 NextEra Energy Inc 400,017
13,328 SSE PLC 284,482
Total Electric Utilities 684,499
Electrical Equipment - 2.2%
2,573 Eaton Corp PLC 417,366
Total Electrical Equipment 417,366
Equity Real Estate Investment Trusts (REITs) - 2.8%
3,972 Prologis Inc 513,500
Total Equity Real Estate Investment Trusts (REITs) 513,500

17
Shares Description (1) Value
Food Products - 2.0%
3,065 Nestle SA $ 373,958
Total Food Products 373,958
Health Care Equipment & Supplies - 1.8%
3,090 Abbott Laboratories 341,599
Total Health Care Equipment & Supplies 341,599
Health Care Providers & Services - 2.6%
960 UnitedHealth Group Inc 479,222
Total Health Care Providers & Services 479,222
Hotels, Restaurants & Leisure - 3.1%
11,762 Compass Group PLC 280,970
4,296 Restaurant Brands International Inc 287,455
Total Hotels, Restaurants & Leisure 568,425
Household Products - 1.1%
2,771 Reckitt Benckiser Group PLC 197,464
Total Household Products 197,464
Industrial Conglomerates - 2.1%
1,886 Honeywell International Inc 393,193
Total Industrial Conglomerates 393,193
Insurance - 1.8%
28,800 AIA Group Ltd 325,660
Total Insurance 325,660
IT Services - 5.8%
1,311 Accenture PLC, Class A 365,835
3,881 Fidelity National Information Services Inc 291,230
1,114 Mastercard Inc., Class A 412,848
Total IT Services 1,069,913
Media - 2.0%
9,365 Comcast Corp, Class A 368,513
Total Media 368,513
Multi-Utilities - 1.9%
3,779 WEC Energy Group Inc 355,188
Total Multi-Utilities 355,188
Oil, Gas & Consumable Fuels - 6.5%
2,381 Chevron Corp 414,342
6,895 Enbridge Inc 282,319
1,838 Phillips 66 184,296
5,378 TotalEnergies SE 332,472
Total Oil, Gas & Consumable Fuels 1,213,429
Personal Products - 1.5%
5,661 Unilever PLC 288,140
Total Personal Products 288,140
Pharmaceuticals - 3.7%
2,571 Novo Nordisk A/S, Class B 355,800
3,414 Sanofi 334,314
Total Pharmaceuticals 690,114

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
18
Shares Description (1) Value
Professional Services - 1.1%
5,552 Experian PLC $ 203,034
Total Professional Services 203,034
Road & Rail - 1.9%
1,695 Union Pacific Corp 346,102
Total Road & Rail 346,102
Semiconductors & Semiconductor Equipment - 4.8%
794 Broadcom Inc 464,498
2,374 Texas Instruments Inc 420,696
Total Semiconductors & Semiconductor Equipment 885,194
Software - 6.2%
3,127 Microsoft Corp 774,902
3,167 SAP SE 375,416
Total Software 1,150,318
Specialty Retail - 2.6%
2,314 Lowe's Cos Inc 481,891
Total Specialty Retail 481,891
Technology Hardware, Storage & Peripherals - 3.2%
4,144 Apple Inc 597,938
Total Technology Hardware, Storage & Peripherals 597,938
Textiles, Apparel & Luxury Goods - 2.2%
471 LVMH Moet Hennessy Louis Vuitton SE 411,172
Total Textiles, Apparel & Luxury Goods 411,172
Tobacco - 2.2%
3,934 Philip Morris International Inc 410,080
Total Tobacco 410,080
Trading Companies & Distributors - 2.0%
11,425 ITOCHU Corp 369,277
Total Trading Companies & Distributors 369,277
Wireless Telecommunication Services - 2.1%
8,600 KDDI Corp 268,694
101,058 Vodafone Group PLC 116,603
Total Wireless Telecommunication Services 385,297
Total Long-Term Investments (cost $12,256,552) 18,311,501
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.1%
X 199,201 REPURCHASE AGREEMENTS - 1.1%
X 199,201
$ 199 Repurchase Agreement with Fixed Income Clearing
Corporation,  dated 1/31/23, repurchase price
$199,208, collateralized by $222,400, U.S. Treasury
Notes, 0.25%, due 6/30/25, value $203,196
1.280% 2/01/23 $ 199,201
Total Short-Term Investments (cost $199,201) 199,201
Total Investments (cost $ 12,455,753 ) - 100 .0% 18,510,702
Other Assets & Liabilities, Net -   0.0% 8,943
Net Assets - 100% $ 18,519,645

19
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

20
Nuveen International Dividend Growth Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.4%
X 3,736,778 COMMON STOCKS - 96.4%
X 3,736,778
Aerospace & Defense - 4.0%
14,480 BAE Systems PLC $ 153,286
Total Aerospace & Defense 153,286
Banks - 6.0%
27,446 BOC Hong Kong Holdings Ltd 95,920
1,984 Toronto-Dominion Bank/The 137,272
Total Banks 233,192
Beverages - 1.9%
1,660 Diageo PLC 72,585
Total Beverages 72,585
Capital Markets - 4.2%
1,215 Macquarie Group Ltd 162,092
Total Capital Markets 162,092
Chemicals - 6.4%
883 Koninklijke DSM NV 113,555
411 Linde PLC 135,967
Total Chemicals 249,522
Diversified Financial Services - 3.2%
7,000 ORIX Corp 123,081
Total Diversified Financial Services 123,081
Diversified Telecommunication Services - 2.5%
73,400 HKT Trust & HKT Ltd 96,167
Total Diversified Telecommunication Services 96,167
Electric Utilities - 3.1%
5,648 SSE PLC 120,555
Total Electric Utilities 120,555
Electronic Equipment, Instruments & Components - 0.9%
3,500 Alps Alpine Co Ltd 35,861
Total Electronic Equipment, Instruments & Components 35,861
Equity Real Estate Investment Trusts - 2.7%
19,335 British Land Co PLC/The 105,818
Total Equity Real Estate Investment Trusts 105,818
Food Products - 3.1%
986 Nestle SA 120,301
Total Food Products 120,301
Gas Utilities - 3.0%
22,860 Snam SpA 116,438
Total Gas Utilities 116,438

21
Shares Description (1) Value
Hotels, Restaurants & Leisure - 4.6%
3,274 Compass Group PLC $ 78,209
1,497 Restaurant Brands International Inc 100,168
Total Hotels, Restaurants & Leisure 178,377
Household Products - 2.1%
1,128 Reckitt Benckiser Group PLC 80,382
Total Household Products 80,382
Insurance - 2.6%
8,800 AIA Group Ltd 99,507
Total Insurance 99,507
Oil, Gas & Consumable Fuels - 6.5%
2,813 Enbridge Inc 115,180
2,207 TotalEnergies SE 136,438
Total Oil, Gas & Consumable Fuels 251,618
Personal Products - 3.3%
2,552 Unilever PLC 129,894
Total Personal Products 129,894
Pharmaceuticals - 15.9%
9,300 Astellas Pharma Inc 136,897
6,850 Hikma Pharmaceuticals PLC 144,905
1,339 Novo Nordisk A/S, Class B 185,304
1,540 Sanofi 150,804
Total Pharmaceuticals 617,910
Professional Services - 1.7%
1,766 Experian PLC 64,582
Total Professional Services 64,582
Road & Rail - 1.9%
619 Canadian National Railway Co 73,682
Total Road & Rail 73,682
Software - 3.0%
978 SAP SE 115,932
Total Software 115,932
Textiles, Apparel & Luxury Goods - 4.1%
181 LVMH Moet Hennessy Louis Vuitton SE 158,009
Total Textiles, Apparel & Luxury Goods 158,009
Trading Companies & Distributors - 4.2%
5,100 ITOCHU Corp 164,841
Total Trading Companies & Distributors 164,841

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
22
Shares Description (1) Value
Wireless Telecommunication Services - 5.5%
4,500 KDDI Corp $ 140,596
62,878 Vodafone Group PLC 72,550
Total Wireless Telecommunication Services 213,146
Total Long-Term Investments (cost $2,730,625) 3,736,778
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.7%
X 141,943 REPURCHASE AGREEMENTS - 3.7%
X 141,943
$ 142 Repurchase Agreement with Fixed Income Clearing
Corporation,  dated 1/31/23, repurchase price
$141,948, collateralized by $148,300, U.S. Treasury
Notes, 2.88%, due 5/31/25, value $144,844
1.280% 2/01/23 $ 141,943
Total Short-Term Investments (cost $141,943) 141,943
Total Investments (cost $ 2,872,568 ) - 100 .1% 3,878,721
Other Assets & Liabilities, Net -   (0.1)% (2,797)
Net Assets - 100% $ 3,875,924
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

23
Nuveen International Small Cap Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.7%
X 57,809,231 COMMON STOCKS - 97.7%
X 57,809,231
Aerospace & Defense - 3.1%
21,773 Kongsberg Gruppen ASA $ 866,820
4,100 Rheinmetall AG 957,996
Total Aerospace & Defense 1,824,816
Auto Components - 3.0%
79,655 Brembo SpA 1,075,351
59,200 Toyo Tire Corp 708,237
Total Auto Components 1,783,588
Banks - 3.7%
13,028 BAWAG Group AG, 144A 807,017
33,669 Canadian Western Bank 711,565
127,644 Israel Discount Bank Ltd, Class A 652,862
Total Banks 2,171,444
Beverages - 1.3%
83,216 Britvic PLC 797,146
Total Beverages 797,146
Biotechnology - 1.4%
61,117 Abcam PLC, Sponsored ADR (2) 847,693
Total Biotechnology 847,693
Capital Markets - 1.0%
25,363 Avanza Bank Holding AB 585,216
Total Capital Markets 585,216
Chemicals - 2.1%
13,958 OCI NV 475,137
59,200 Tosoh Corp 774,538
Total Chemicals 1,249,675
Commercial Services & Supplies - 1.8%
39,513 SPIE SA 1,078,715
Total Commercial Services & Supplies 1,078,715
Construction & Engineering - 1.8%
24,929 Arcadis NV 1,082,429
Total Construction & Engineering 1,082,429
Construction Materials - 0.7%
13,877 Vicat SA 387,496
Total Construction Materials 387,496
Distributors - 2.6%
62,638 Inchcape PLC 706,226
22,650 PALTAC Corp 820,090
Total Distributors 1,526,316
Diversified Financial Services - 1.0%
15,800 Zenkoku Hosho Co Ltd 615,375
Total Diversified Financial Services 615,375

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
24
Shares Description (1) Value
Electrical Equipment - 1.5%
24,072 Signify NV, 144A $ 871,536
Total Electrical Equipment 871,536
Electronic Equipment, Instruments & Components - 2.2%
2,211 Comet Holding AG 511,096
20,226 Spectris PLC 801,859
Total Electronic Equipment, Instruments & Components 1,312,955
Entertainment - 1.0%
8,383 CTS Eventim AG & Co KGaA (2) 588,459
Total Entertainment 588,459
Equity Real Estate Investment Trusts - 7.8%
9,036 Aedifica SA 792,927
19,470 Canadian Apartment Properties REIT 719,946
13,662 Granite REIT 836,118
226,809 LondonMetric Property PLC 528,479
431,053 National Storage REIT 709,400
38,874 Safestore Holdings PLC 484,047
436,087 Supermarket Income REIT PLC 518,076
Total Equity Real Estate Investment Trusts 4,588,993
Food & Staples Retailing - 2.3%
21,787 North West Co Inc 593,409
26,600 Sundrug Co Ltd 752,602
Total Food & Staples Retailing 1,346,011
Food Products - 4.6%
106,279 Elders Ltd 731,695
19,300 Morinaga Milk Industry Co Ltd 713,959
33,400 Nichirei Corp 698,909
14,400 Toyo Suisan Kaisha Ltd 595,019
Total Food Products 2,739,582
Health Care Equipment & Supplies - 2.0%
24,804 Getinge AB 558,774
18,598 Inmode Ltd (2) 651,860
Total Health Care Equipment & Supplies 1,210,634
Health Care Providers & Services - 3.3%
29,083 CVS Group PLC 723,184
22,642 EBOS Group Ltd 631,187
30,700 Ship Healthcare Holdings Inc 596,109
Total Health Care Providers & Services 1,950,480
Health Care Technology - 1.2%
14,940 Pro Medicus Ltd 713,515
Total Health Care Technology 713,515
Hotels, Restaurants & Leisure - 4.3%
29,079 Greggs PLC 971,005
38,100 Resorttrust Inc 696,189
28,800 Tokyotokeiba Co Ltd 858,548
Total Hotels, Restaurants & Leisure 2,525,742
Independent Power And Renewable Electricity Prod - 1.6%
27,990 Capital Power Corp 940,538
Total Independent Power And Renewable Electricity Prod 940,538

25
Shares Description (1) Value
Independent Power Producers & Energy Traders - 0.9%
66,505 Drax Group PLC $ 531,141
Total Independent Power Producers & Energy Traders 531,141
Insurance - 4.4%
21,133 ASR Nederland NV 1,000,256
7,187 Helvetia Holding AG 899,082
82,596 Storebrand ASA 719,045
Total Insurance 2,618,383
Interactive Media & Services - 1.6%
59,890 carsales.com Ltd 969,633
Total Interactive Media & Services 969,633
Internet & Direct Marketing Retail - 1.3%
57,300 ASKUL Corp 757,418
Total Internet & Direct Marketing Retail 757,418
IT Services - 5.2%
40,600 BIPROGY Inc 1,060,745
8,487 Kainos Group PLC 154,123
6,188 Sopra Steria Group SACA 1,029,207
28,100 TIS Inc 810,273
Total IT Services 3,054,348
Machinery - 6.6%
82,600 Amada Co Ltd 741,976
1,772 Burckhardt Compression Holding AG 1,097,125
34,394 IMI PLC 615,828
3,876 Kardex Holding AG 755,420
26,613 Trelleborg AB 665,444
Total Machinery 3,875,793
Metals & Mining - 5.6%
115,916 Lynas Rare Earths Ltd (2) 775,957
11,876 Mineral Resources Ltd 751,870
61,501 SSR Mining Inc 1,039,076
38,800 UACJ Corp 728,524
Total Metals & Mining 3,295,427
Oil, Gas & Consumable Fuels - 2.6%
177,833 Kelt Exploration Ltd (2),(3) 610,798
39,985 Parkland Corp 939,409
Total Oil, Gas & Consumable Fuels 1,550,207
Pharmaceuticals - 2.2%
19,969 Dechra Pharmaceuticals PLC 708,224
27,679 Hikma Pharmaceuticals PLC 585,524
Total Pharmaceuticals 1,293,748
Road & Rail - 1.7%
26,100 Sankyu Inc 1,025,515
Total Road & Rail 1,025,515
Semiconductors & Semiconductor Equipment - 1.2%
10,164 BE Semiconductor Industries NV 726,994
Total Semiconductors & Semiconductor Equipment 726,994

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
26
Shares Description (1) Value
Software - 2.5%
7,422 Kinaxis Inc (2) $ 862,660
14,941 Netcompany Group A/S, 144A (2) 594,606
Total Software 1,457,266
Specialty Retail - 1.1%
47,400 United Arrows Ltd 640,095
Total Specialty Retail 640,095
Trading Companies & Distributors - 5.5%
108,500 BOC Aviation Ltd, 144A 903,583
71,544 Howden Joinery Group PLC 610,469
11,700 Nishio Rent All Co Ltd 282,237
64,621 RS GROUP PLC 751,274
9,105 Toromont Industries Ltd 727,346
Total Trading Companies & Distributors 3,274,909
Total Long-Term Investments (cost $57,314,000) 57,809,231
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.1%
X 641,266 MONEY MARKET FUNDS - 1.1%
X 641,266
641,266 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 641,266
Total Investments Purchased with Collateral from Securities Lending (cost $641,266) 641,266
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.4%
824,494 REPURCHASE AGREEMENTS - 1.4%
824,494
$ 824 Repurchase Agreement with Fixed Income Clearing
Corporation,  dated 1/31/23, repurchase price
$824,523, collateralized by $924,200, U.S. Treasury
Notes, 0.25%, due 7/31/25, value $841,058
1.280% 2/01/23 $ 824,494
Total Short-Term Investments (cost $824,494) 824,494
Total Investments (cost $ 58,779,760 ) - 100 .2% 59,274,991
Other Assets & Liabilities, Net -   (0.2)% (124,896)
Net Assets - 100% $ 59,150,095
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $598,581.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
27
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Assets
Long-term investments, at value
†‡
$ 18,311,501 $ 3,736,778 $ 57,809,231
Investments purchased with collateral from securities lending, at value (cost approximates value) – – 641,266
Short-term investments, at value
◊
199,201 141,943 824,494
Cash denominated in foreign currencies
^
3,212 1,217 13,312
Receivable for dividends 25,180 5,560 84,237
Receivable for interest 7 5 29
Receivable for investments sold – – 435,428
Receivable for reclaims 11,850 5,540 45,430
Receivable for reimbursement from Adviser 316 7,843 8,079
Receivable for shares sold 20,862 100 90,000
Other assets 15,753 26,647 28,877
Total assets 18,587,882 3,925,633 59,980,383
Liabilities
Payable for collateral from securities lending – – 641,266
Payable for shares redeemed 20,107 – 39,923
Accrued expenses:
Custodian fees 31,442 32,098 120,043
Management fees 2,184 – 19,709
Trustees fees 350 70 1,068
Professional fees 921 10,103 —
Shareholder reporting expenses 8,561 6,739 7,978
12b-1 distribution and service fees 2,341 521 301
Other 2,331 178 —
Total liabilities 68,237 49,709 830,288
Net assets $ 18,519,645 $ 3,875,924 $ 59,150,095
†
Long-term investments, cost $ 12,256,552 $ 2,730,625 $ 57,314,000
◊
Short-term investments, cost $ 199,201 $ 141,943 $ 824,494
‡ Includes securities loaned of $ — $ — $ 598,581
^
Cash denominated in foreign currencies, cost $ 3,192 $ 1,209 $ 13,214

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.
28
Global Dividend
Growth
International
Dividend
Growth
International
Small Cap
Class A Shares
Net Assets $ 8,309,511 $ 1,970,659 $ 1,361,853
Shares outstanding 280,270 72,891 64,759
Net asset value ("NAV") per share $ 29.65 $ 27.04 $ 21.03
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 31.46 $ 28.69 $ 22.31
Class C Shares
Net Assets $ 693,699 $ 134,648 $ 53,160
Shares outstanding 23,479 5,048 2,586
NAV and offering price per share $ 29.55 $ 26.67 $ 20.55
Class R6 Shares
Net Assets $ — $ — $ 33,742,195
Shares outstanding — — 1,596,677
NAV and offering price per share $ — $ — $ 21.13
Class I Shares
Net Assets $ 9,516,435 $ 1,770,617 $ 23,992,887
Shares outstanding 321,133 65,424 1,136,398
NAV and offering price per share $ 29.63 $ 27.06 $ 21.11
Fund level net assets consist of:
Paid-in capital $ 12,981,030 $ 3,035,953 $ 62,860,334
Total distributable earnings (loss) 5,538,615 839,971 (3,710,239)
Fund level net assets $ 18,519,645 $ 3,875,924 $ 59,150,095
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
29
Global Dividend
Growth
International
Dividend Growth
International
Small Cap
Investment Income
Dividends $ 220,381 $ 52,244 $ 526,282
Interest 1,576 119 4,488
Securities lending income, net — — 109
Other income 503 — 12,116
Tax withheld (7,226) (4,424) (54,713)
Total Investment Income 215,234 47,939 488,282
Expenses
– – –
Management fees 66,160 12,986 241,579
12b-1 service fees - Class A Shares 10,497 2,267 2,043
12b-1 distribution and service fees - Class C Shares 3,593 643 176
Shareholder servicing agent fees 5,558 595 9,878
Interest expense 16 — 29
Custodian expenses 17,760 3,653 120,771
Trustees fees 402 77 1,173
Professional fees 17,074 18,375 21,338
Shareholder reporting expenses 7,781 6,184 7,902
Federal and state registration fees 25,874 24,725 36,195
Other 2,236 1,640 2,335
Total expenses before fee waiver/expense reimbursement 156,951 71,145 443,419
Fee waiver/expense reimbursement (58,984) (51,773) (187,202)
Net expenses 97,967 19,372 256,217
Net investment income (loss) 117,267 28,567 232,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (346,794) 49,457 (3,173,549)
Net realized gain (loss) (346,794) 49,457 (3,173,549)
Change in net unrealized appreciation (depreciation) of investments and foreign currency 615,053 26,696 4,112,255
Change in unrealized gain (loss) from investments 615,053 26,696 4,112,255
Net realized and unrealized gain (loss) 268,259 76,153 938,706
Net increase (decrease) in net assets from operations $ 385,526 $ 104,720 $ 1,170,771

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Global Dividend Growth International Dividend Growth
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 117,267 $ 265,674 $ 28,567 $ 83,691
Net realized gain (loss) (346,794) 823,638 49,457 355,112
Change in net unrealized appreciation (depreciation) 615,053 (1,432,134) 26,696 (545,853)
Net increase (decrease) in net assets from operations 385,526 (342,822) 104,720 (107,050)
Distributions to Shareholders
Dividends:
Class A Shares (259,307) (534,131) (37,272) (117,516)
Class C Shares (19,351) (75,640) (2,285) (8,748)
Class I Shares (309,956) (827,188) (36,404) (153,699)
Decrease in net assets from distributions to shareholders (588,614) (1,436,959) (75,961) (279,963)
Fund Share Transactions
Proceeds from sale of shares 1,245,078 3,124,117 163,329 739,592
Proceeds from shares issued to shareholders due to reinvestment of distributions 542,568 1,316,073 50,074 196,120
1,787,646 4,440,190 213,403 935,712
Cost of shares redeemed (2,168,421) (3,551,512) (273,062) (1,652,629)
Net increase (decrease) in net assets from Fund share transactions (380,775) 888,678 (59,659) (716,917)
Net increase (decrease) in net assets (583,863) (891,103) (30,900) (1,103,930)
Net assets at the beginning of period 19,103,508 19,994,611 3,906,824 5,010,754
Net assets at the end of period $ 18,519,645 $ 19,103,508 $ 3,875,924 $ 3,906,824

See accompanying notes to financial statements.

International Small Cap
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 232,065 $ 920,470
Net realized gain (loss) (3,173,549) 799,381
Change in net unrealized appreciation (depreciation) 4,112,255 (16,146,015)
Net increase (decrease) in net assets from operations 1,170,771 (14,426,164)
Distributions to Shareholders
Dividends:
Class A Shares — (67,271)
Class C Shares — (2,654)
Class R6 Shares (58,110) (2,198,803)
Class I Shares (24,766) (1,803,135)
Decrease in net assets from distributions to shareholders (82,876) (4,071,863)
Fund Share Transactions
Proceeds from sale of shares 6,954,663 38,857,335
Proceeds from shares issued to shareholders due to reinvestment of distributions 25,653 1,887,907
6,980,316 40,745,242
Cost of shares redeemed (8,974,836) (21,249,185)
Net increase (decrease) in net assets from Fund share transactions (1,994,520) 19,496,057
Net increase (decrease) in net assets (906,625) 998,030
Net assets at the beginning of period 60,056,720 59,058,690
Net assets at the end of period $ 59,150,095 $ 60,056,720

Financial Highlights
Global Dividend Growth
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 29.98 $ 0.17 $ 0.42 $ 0.59 $ (0.19) $ (0.73) $ (0.92) $ 29.65
2022 32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
2021 27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
2020 27.29 0.44 0.13 0.57 (0.44) (0.27) (0.71) 27.15
2019 27.81 0.52 0.10 0.62 (0.56) (0.58) (1.14) 27.29
2018 28.67 0.48 2.34 2.82 (0.43) (3.25) (3.68) 27.81
Class
C
2023(f) 29.87 0.06 0.43 0.49 (0.08) (0.73) (0.81) 29.55
2022 32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
2021 27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
2020 27.20 0.23 0.14 0.37 (0.24) (0.27) (0.51) 27.06
2019 27.73 0.31 0.10 0.41 (0.36) (0.58) (0.94) 27.20
2018 28.59 0.26 2.35 2.61 (0.22) (3.25) (3.47) 27.73
Class
I
2023(f) 29.96 0.20 0.42 0.62 (0.22) (0.73) (0.95) 29.63
2022 32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
2021 27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
2020 27.28 0.51 0.13 0.64 (0.51) (0.27) (0.78) 27.14
2019 27.81 0.58 0.10 0.68 (0.63) (0.58) (1.21) 27.28
2018 28.67 0.53 2.36 2.89 (0.50) (3.25) (3.75) 27.81
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with
Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other Transactions with Affiliates Note in the
Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
2 .11% $ 8,310 1 .78% (g) 1 .15% (g) 1 .16% (g) 13%
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
2 .14 5,888 1 .69 1 .15 1 .61 33
2 .58 7,444 1 .77 1 .15 1 .94 22
10 .35 8,961 1 .88 1 .15 1 .73 48
1 .74 694 2 .53 (g) 1 .90 (g) 0 .39 (g) 13
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
1 .32 1,934 2 .44 1 .90 0 .87 33
1 .81 2,566 2 .52 1 .90 1 .17 22
9 .55 3,278 2 .63 1 .90 0 .93 48
2 .24 9,516 1 .53 (g) 0 .90 (g) 1 .40 (g) 13
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12
2 .37 11,488 1 .44 0 .90 1 .91 33
2 .84 12,682 1 .52 0 .90 2 .19 22
10 .63 10,049 1 .61 0 .90 1 .90 48

Financial Highlights
(continued)
International Dividend Growth
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2023(f) $ 26.78 $ 0.18 $ 0.60 $ 0.78 $ (0.15) $ (0.37) $ — $ (0.52) $ 27.04
2022 29.18 0.45 (1.20) (0.75) (1.62) (0.03) — (1.65) 26.78
2021 24.93 0.51 4.34 4.85 (0.60) — — (0.60) 29.18
2020 25.85 0.46 (1.02) (0.56) (0.36) — — (0.36) 24.93
2019 27.30 0.62 (1.05) (0.43) (0.90) — (0.12) (1.02) 25.85
2018 26.90 0.59 0.45 1.04 (0.64) — — (0.64) 27.30
Class
C
2023(f) 26.45 0.09 0.58 0.67 (0.08) (0.37) — (0.45) 26.67
2022 28.82 0.17 (1.12) (0.95) (1.39) (0.03) — (1.42) 26.45
2021 24.66 0.24 4.34 4.58 (0.42) — — (0.42) 28.82
2020 25.60 0.30 (1.04) (0.74) (0.20) — — (0.20) 24.66
2019 27.02 0.37 (0.97) (0.60) (0.70) — (0.12) (0.82) 25.60
2018 26.67 0.42 0.40 0.82 (0.47) — — (0.47) 27.02
Class
I
2023(f) 26.81 0.22 0.58 0.80 (0.18) (0.37) — (0.55) 27.06
2022 29.21 0.59 (1.27) (0.68) (1.69) (0.03) — (1.72) 26.81
2021 24.96 0.56 4.36 4.92 (0.67) — — (0.67) 29.21
2020 25.88 0.57 (1.07) (0.50) (0.42) — — (0.42) 24.96
2019 27.33 0.89 (1.25) (0.36) (0.97) — (0.12) (1.09) 25.88
2018 26.93 0.71 0.40 1.11 (0.71) — — (0.71) 27.33
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
3 .08% $ 1,971 3 .97% (g) 1 .15% (g) 1 .46% (g) 14%
( 2 .72 ) 1,856 4 .15 1 .14 1 .57 20
19 .70 1,957 4 .85 1 .14 1 .89 18
( 2 .12 ) 1,703 4 .19 1 .15 1 .82 49
( 1 .56 ) 2,597 3 .29 1 .15 2 .39 101
3 .92 2,049 3 .56 1 .15 2 .14 31
2 .69 135 4 .72 (g) 1 .90 (g) 0 .69 (g) 14
( 3 .46 ) 151 4 .90 1 .89 0 .60 20
18 .79 216 5 .60 1 .89 0 .91 18
( 2 .89 ) 456 4 .94 1 .90 1 .20 49
( 2 .24 ) 464 4 .05 1 .90 1 .43 101
3 .13 636 4 .33 1 .90 1 .55 31
3 .17 1,771 3 .72 (g) 0 .90 (g) 1 .72 (g) 14
( 2 .46 ) 1,900 3 .90 0 .89 2 .09 20
19 .98 2,838 4 .60 0 .89 2 .09 18
( 1 .86 ) 2,637 3 .94 0 .90 2 .28 49
( 1 .30 ) 1,962 3 .05 0 .90 3 .40 101
4 .18 2,330 3 .32 0 .90 2 .58 31

Financial Highlights
(continued)
International Small Cap
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 20.59 $ 0.07 $ 0.37 $ 0.44 $ — $ — $ — $ 21.03
2022 26.57 0.33 (4.94) (4.61) (0.53) (0.84) (1.37) 20.59
2021 19.80 0.25 6.77 7.02 (0.25) — (0.25) 26.57
2020 20.48 0.19 (0.42) (0.23) (0.45) — (0.45) 19.80
2019 20.17 0.34 0.02 0.36 (0.05) — (0.05) 20.48
2018(h) 20.00 0.23 (0.06) 0.17 — — — 20.17
Class
C
2023(f) 20.19 (0.03) 0.39 0.36 — — — 20.55
2022 26.28 0.05 (4.77) (4.72) (0.53) (0.84) (1.37) 20.19
2021 19.60 0.07 6.71 6.78 (0.10) — (0.10) 26.28
2020 20.28 0.04 (0.43) (0.39) (0.29) — (0.29) 19.60
2019 20.07 0.17 0.04 0.21 — — — 20.28
2018(h) 20.00 0.08 (0.01) 0.07 — — — 20.07
Class
R6
2023(f) 20.69 0.08 0.40 0.48 (0.04) — (0.04) 21.13
2022 26.62 0.31 (4.86) (4.55) (0.54) (0.84) (1.38) 20.69
2021 19.84 0.32 6.77 7.09 (0.31) — (0.31) 26.62
2020 20.50 0.25 (0.41) (0.16) (0.50) — (0.50) 19.84
2019 20.20 0.41 (0.01) 0.40 (0.10) — (0.10) 20.50
2018(h) 20.00 0.21 (0.01) 0.20 — — — 20.20
Class
I
2023(f) 20.67 0.08 0.38 0.46 (0.02) — (0.02) 21.11
2022 26.61 0.33 (4.89) (4.56) (0.54) (0.84) (1.38) 20.67
2021 19.83 0.31 6.77 7.08 (0.30) — (0.30) 26.61
2020 20.50 0.25 (0.42) (0.17) (0.50) — (0.50) 19.83
2019 20.20 0.42 (0.02) 0.40 (0.10) — (0.10) 20.50
2018(h) 20.00 0.24 (0.04) 0.20 — — — 20.20
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.
(h)
For the period December 18, 2017 (commencement of operations) through July 31, 2018.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
2 .19% $ 1,362 1 .86% (g) 1 .19% (g) 0 .67% (g) 24%
( 18 .19 ) 2,299 1 .51 1 .19 1 .44 61
35 .64 767 1 .45 1 .20 1 .07 72
( 1 .35 ) 459 1 .64 1 .20 0 .97 43
1 .83 471 1 .73 1 .20 1 .72 26
0 .85 234 4 .49 (g) 1 .20 (g) 1 .82 (g) 44
1 .78 53 2 .61 (g) 1 .94 (g) ( 0 .32 ) (g) 24
( 18 .81 ) 27 2 .26 1 .94 0 .23 61
34 .65 50 2 .20 1 .94 0 .29 72
( 2 .07 ) 25 2 .39 1 .94 0 .22 43
1 .05 25 2 .49 1 .95 0 .88 26
0 .35 25 5 .12 (g) 1 .95 (g) 0 .63 (g) 44
2 .31 33,742 1 .54 (g) 0 .87 (g) 0 .85 (g) 24
( 17 .92 ) 33,031 1 .19 0 .87 1 .30 61
35 .98 42,406 1 .17 0 .91 1 .36 72
( 1 .01 ) 31,637 1 .35 0 .90 1 .26 43
2 .07 32,539 1 .45 0 .92 2 .11 26
1 .00 2,076 4 .19 (g) 0 .94 (g) 1 .64 (g) 44
2 .24 23,993 1 .61 (g) 0 .94 (g) 0 .80 (g) 24
( 17 .96 ) 24,699 1 .26 0 .94 1 .43 61
35 .94 15,836 1 .20 0 .95 1 .33 72
( 1 .07 ) 11,401 1 .39 0 .95 1 .24 43
2 .07 10,649 1 .48 0 .95 2 .14 26
1 .00 5,135 4 .47 (g) 0 .95 (g) 1 .89 (g) 44

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), Nuveen
International Dividend Growth Fund (“International Dividend Growth”) and Nuveen International Small Cap Fund (“International Small Cap”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27,
1997.
Current Fiscal Period
The end of the reporting period for the Funds is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Global Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 1,809,359 9 .8%
France 1,077,958 5 .8
Japan 956,222 5 .2
Canada 932,119 5 .0
Australia 511,623 2 .8
Hong Kong 484,830 2 .6
Netherlands 414,870 2 .3
Germany 375,416 2 .0
Denmark 355,800 1 .9
Total non-U.S. Securities $6,918,197 37.4%
International Dividend Growth Value
% of
Net Assets
Country:
United Kingdom $ 1,013,829 26 .2%
Japan 601,276 15 .5
France 445,251 11 .5
Canada 426,301 11 .0
Hong Kong 195,674 5 .0
Denmark 185,304 4 .8
Australia 162,092 4 .2
Jordan 144,905 3 .7
Italy 116,438 3 .0
Other 325,408 8 .4
Total non-U.S. Securities $3,616,478 93.3%
International Small Cap Value
% of
Net Assets
Country:
Japan $ 13,876,359 23 .5%
United Kingdom 9,748,772 16 .5
Canada 7,980,865 13 .5
Australia 5,283,257 8 .9
Netherlands 3,284,816 5 .5
Switzerland 3,262,723 5 .5
France 2,495,418 4 .2
Sweden 1,809,434 3 .1
Norway 1,585,865 2 .7
Other 6,958,326 11 .7
Total non-U.S. Securities $56,285,835 95.1%

Notes to Financial Statements
(Unaudited) (continued)
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International
Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.

3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 11,951,465 $ 6,360,036 $ – $ 18,311,501
Short-Term Investments:
Repurchase Agreements – 199,201 – 199,201
Total $ 11,951,465 $ 6,559,237 $ – $ 18,510,702
1
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 426,301 $ 3,310,477 $ – $ 3,736,778
Short-Term Investments:
Repurchase Agreements – 141,943 – 141,943
Total $ 426,301 $ 3,452,420 $ – $ 3,878,721
1

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
International Small Cap
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 10,431,687 $ 47,377,544 $ – $ 57,809,231
Investments Purchased with Collateral from Securities
Lending 641,266 – – 641,266
Short-Term Investments:
Repurchase Agreements – 824,494 – 824,494
Total $ 11,072,953 $ 48,202,038 $ – $ 59,274,991
1
* Refer to the Fund's Portfolio of Investments for industry classifications.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Dividend Growth Fixed Income Clearing Corporation $199,201 $(203,196)
International Dividend Growth Fixed Income Clearing Corporation 141,943 (144,844)
International Small Cap Fixed Income Clearing Corporation 824,494 (841,058)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
International Small Cap Common Stock $598,581 $641,266

Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Purchases Sales
Global Dividend Growth
$ 2,336,640 $ 2,778,957
International Dividend Growth
505,167 669,572
International Small Cap
13,300,798 15,613,206

Notes to Financial Statements
(Unaudited) (continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/23
Year Ended
7/31/22
Global Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 40,315 $1,176,682 61,906 $1,938,266
Class A - automatic conversion of Class C Shares — — 110 3,719
Class C 76 2,121 779 24,009
Class I 2,294 66,275 37,838 1,158,123
Shares issued to shareholders due to reinvestment of distributions:
Class A 8,890 253,771 16,208 522,023
Class C 675 19,351 2,274 73,359
Class I 9,459 269,446 22,366 720,691
61,709 1,787,646 141,481 4,440,190
Shares redeemed:
Class A (38,540) (1,129,310) (28,538) (913,313)
Class C (6,888) (201,867) (15,268) (484,378)
Class C - automatic conversion to Class A Shares — — (111) (3,719)
Class I (28,936) (837,244) (67,426) (2,150,102)
(74,364) (2,168,421) (111,343) (3,551,512)
Net increase (decrease) (12,655) $(380,775) 30,138 $888,678
Six Months Ended
1/31/23
Year Ended
7/31/22
International Dividend Growth Shares Amount Shares Amount
Shares sold:
Class A 5,037 $123,328 17,019 $493,986
Class C 466 12,005 869 25,000
Class I 1,086 27,996 7,953 220,606
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,394 34,580 3,851 107,789
Class C 92 2,286 316 8,747
Class I 536 13,208 2,832 79,584
8,611 213,403 32,840 935,712
Shares redeemed:
Class A (2,872) (68,549) (18,587) (530,352)
Class C (1,206) (29,522) (2,977) (84,747)
Class I (7,066) (174,991) (37,072) (1,037,530)
(11,144) (273,062) (58,636) (1,652,629)
Net increase (decrease) (2,533) $(59,659) (25,796) $(716,917)

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
1/31/23
Year Ended
7/31/22
International Small Cap Shares Amount Shares Amount
Shares sold:
Class A 37,742 $750,382 112,838 $2,621,979
Class C 1,233 23,521 47 1,100
Class R6 1,390 26,927 2,831 66,293
Class I 325,092 6,153,833 1,474,082 36,167,963
Shares issued to shareholders due to reinvestment of distributions:
Class A — — 2,640 65,548
Class C — — 38 941
Class R6 49 972 1,339 33,363
Class I 1,237 24,681 71,834 1,788,055
366,743 6,980,316 1,665,649 40,745,242
Shares redeemed:
Class A (84,675) (1,497,075) (32,666) (733,364)
Class C — — (643) (12,217)
Class R6 (1,015) (18,553) (613) (12,458)
Class I (385,110) (7,459,208) (945,823) (20,491,146)
(470,800) (8,974,836) (979,745) (21,249,185)
Net increase (decrease) (104,057) $(1,994,520) 685,904 $19,496,057
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Dividend Growth
$ 12,578,018 $ 6,327,450 $ (394,766) $ 5,932,684
International Dividend Growth
3,052,881 1,100,527 (274,687) 825,840
International Small Cap
59,419,082 5,665,226 (5,809,317) (144,091)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Dividend Growth
$ — $ 458,102 $ 5,317,494 $ — $ (33,893) $ — $ 5,741,703
International Dividend
Growth
— 12,231 798,981 — — — 811,212
International Small Cap
— — (4,255,602) — (542,531) — (4,798,133)

Notes to Financial Statements
(Unaudited) (continued)
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2023, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
Global
Dividend
Growth
International
Dividend
Growth
International
Small
Cap
For the first $125 million 0.5500% 0.5500% 0.7000%
For the next $125 million 0.5375 0.5375 0.6875
For the next $250 million 0.5250 0.5250 0.6750
For the next $500 million 0.5125 0.5125 0.6625
For the next $1 billion 0.5000 0.5000 0.6500
For the next $3 billion 0.4750 0.4750 0.6250
For the next $2.5 billion 0.4500 0.4500 0.6000
For the next $2.5 billion 0.4375 0.4375 0.5875
For net assets over $10 billion 0.4250 0.4250 0.5750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Dividend Growth
0 .1580%
International Dividend Growth
0 .1580%
International Small Cap
0 .1580%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which amounted is disclosed below, is recognized in "Other income" on the Statement of Operations.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Dividend Growth 0.94% July 31, 2024 N/A
International Dividend Growth 0.94% July 31, 2024 N/A
International Small Cap 0.99% July 31, 2024 1.00%
N/A - Not Applicable.
Fund
Amount
Global Dividend Growth
$ 503
International Dividend Growth
—
International Small Cap
12,116
Fund
Purchases Sales
Realized
Gain (Loss)
Global Dividend Growth
$ — $ 231,838 $ (8,063)
International Dividend Growth
— — —
International Small Cap
— 547,476 204,845
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Dividend Growth
$ 4,292 $ 3,860
International Dividend Growth
1,742 1,742
International Small Cap
48 42

Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen and/or TIAA are as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
Commission
Advances
Global Dividend Growth
$ 18
International Dividend Growth
889
International Small Cap
—
Fund
12b-1 Fees
Retained
Global Dividend Growth
$ 213
International Dividend Growth
87
International Small Cap
43
Fund
CDSC
Retained
Global Dividend Growth
$ —
International Dividend Growth
—
International Small Cap
—
Global Dividend
Growth
International
Dividend Growth
International
Small Cap
Nuveen 7% 33% —%
TIAA — — 54

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Global Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting fund s in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Equity Income Funds Classification Average:
Represents the average annualized total returns for all
reporting funds in the Lipper International Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Small/Mid-Cap Classification Average
:
Represents the average annualized returns for all reporting
funds in the Lipper International Small/Mid-Cap Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and
mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World ex USA Small Cap Index (Net):
An index designed to measure the performance of small-cap securities across
22 of 23 developed market countries, excluding the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-GDG-0123P 2766050-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

Mutual Funds
Nuveen Equity Funds
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen Winslow Large-Cap Growth ESG Fund NWCAX NWCCX NWCFX NVLIX

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 10
Portfolio of Investments 11
Statement of Assets and Liabilities 14
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 20
Additional Fund Information 28
Glossary of Terms Used in this Report 29
Liquidity Risk Management Program 30

4
Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices
5
For Shareholders of
Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Fund includes Portfolio Manager commentary in its annual shareholder report. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section of this report.
Portfolio Manager Addition
On March 21, 2023, Steve M. Hamill, CFA, Senior Managing Director, Portfolio and Analyst, was named a portfolio manager of
Nuveen Winslow Large-Cap Growth ESG Fund (the “Fund”). Justin H. Kelly, Patrick M. Burton and Stephen C. Peterson will continue to serve as portfolio managers for the Fund. Refer to the Fund’s most recent prospectus for further information.

6
Risk Considerations
Nuveen Winslow Large-Cap Growth ESG Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-
U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
7
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have been less than 10-years performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

8
Nuveen Winslow Large-Cap Growth ESG Fund
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For Purposes of Fund performance, relative results are measured against the Russell 1000
®
Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund oper-
ating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2024
(1.25% after July 31, 2024) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of the Fund.
Total Returns as of
January 31, 2023**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 5/15/09 (1.96)% (16.82)% 10.07% 13.34% 1.08% 0.90%
Class A Shares at maximum Offering
Price 5/15/09 (7.59)% (21.60)% 8.78% 12.67% — —
Russell 1000® Growth Index — (4.71)% (16.02)% 11.22% 14.53% — —
Lipper Large-Cap Growth Funds
Classification Average — (4.20)% (17.83)% 8.62% 12.44% — —
Class C Shares 5/15/09 (2.33)% (17.43)% 9.24% 12.66% 1.83% 1.65%
Class I Shares 5/15/09 (1.83)% (16.60)% 10.35% 13.63% 0.83% 0.65%
Total Returns as of
January 31, 2023**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 3/25/13 (1.74)% (16.54)% 10.52% 13.77% 0.74% 0.56%

9
Holdings Summaries as of January 31, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Repurchase Agreements 0 .6%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 17.4%
IT Services 11.1%
Semiconductors &
Semiconductor Equipment 10.9%
Hotels, Restaurants & Leisure 7.4%
Life Sciences Tools & Services 7.0%
Technology Hardware, Storage
& Peripherals 5.1%
Capital Markets 5.1%
Health Care Equipment &
Supplies 4.7%
Health Care Providers & Services 4.1%
Interactive Media & Services 3.7%
Pharmaceuticals 3.3%
Food & Staples Retailing 3.2%
Machinery 2.9%
Chemicals 2.6%
Road & Rail 2.5%
Other 8.0%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Repurchase Agreements 0.6%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.4%
Apple Inc 5.1%
Visa Inc, Class A 4.3%
UnitedHealth Group Inc 4.1%
ASML Holding NV 3.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

10
Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2023.
The beginning of the period is August 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Winslow Large-Cap Growth ESG Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $980.45 $976.74 $982.58 $981.73
Expenses Incurred During the Period $4.54 $8.27 $2.50 $3.30
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.62 $1,016.84 $1,022.68 $1,021.88
Expenses Incurred During the Period $4.63 $8.44 $2.55 $3.36
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.91%, 1.66%, 0.50% and 0.66% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

11
Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments January 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 632,046,287 COMMON STOCKS - 99.0%
X 632,046,287
Auto Components - 1.0%
57,950 Aptiv PLC (2) $ 6,553,565
Total Auto Components 6,553,565
Capital Markets - 5.1%
40,390 Moody's Corp 13,035,872
89,670 Morgan Stanley 8,727,581
20,617 MSCI Inc 10,959,173
Total Capital Markets 32,722,626
Chemicals - 2.6%
49,822 Linde PLC 16,488,093
Total Chemicals 16,488,093
Food & Staples Retailing - 3.2%
39,400 Costco Wholesale Corp 20,138,916
Total Food & Staples Retailing 20,138,916
Health Care Equipment & Supplies - 4.7%
25,610 IDEXX Laboratories Inc (2) 12,305,605
71,035 Intuitive Surgical Inc (2) 17,452,589
Total Health Care Equipment & Supplies 29,758,194
Health Care Providers & Services - 4.1%
52,473 UnitedHealth Group Inc 26,193,997
Total Health Care Providers & Services 26,193,997
Health Care Technology - 1.7%
64,540 Veeva Systems Inc, Class A (2) 11,007,297
Total Health Care Technology 11,007,297
Hotels, Restaurants & Leisure - 7.4%
11,342 Chipotle Mexican Grill Inc (2) 18,673,242
111,630 Hilton Worldwide Holdings Inc 16,196,397
114,340 Starbucks Corp 12,479,067
Total Hotels, Restaurants & Leisure 47,348,706
Interactive Media & Services - 3.7%
124,060 Alphabet Inc, Class A (2) 12,262,090
112,520 Alphabet Inc, Class C (2) 11,237,373
Total Interactive Media & Services 23,499,463
IT Services - 11.1%
33,140 Accenture PLC, Class A 9,247,717
30,750 Gartner Inc (2) 10,397,805
63,586 Mastercard Inc., Class A 23,564,972
119,831 Visa Inc, Class A 27,586,294
Total IT Services 70,796,788

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)
12
Shares Description (1) Value
Life Sciences Tools & Services - 7.0%
121,635 Agilent Technologies Inc $ 18,498,251
52,810 Danaher Corp 13,961,908
53,630 IQVIA Holdings Inc (2) 12,303,258
Total Life Sciences Tools & Services 44,763,417
Machinery - 2.9%
33,000 Deere & Co 13,953,720
912,610 Proterra Inc (2),(3) 4,654,311
Total Machinery 18,608,031
Multiline Retail - 2.0%
84,460 Dollar Tree Inc (2) 12,684,203
Total Multiline Retail 12,684,203
Personal Products - 1.6%
35,645 Estee Lauder Cos Inc/The, Class A 9,876,517
Total Personal Products 9,876,517
Pharmaceuticals - 3.3%
148,320 AstraZeneca PLC, Sponsored ADR 9,695,679
68,515 Zoetis Inc 11,338,547
Total Pharmaceuticals 21,034,226
Road & Rail - 2.5%
522,160 CSX Corp 16,145,187
Total Road & Rail 16,145,187
Semiconductors & Semiconductor Equipment - 10.9%
89,120 Analog Devices Inc 15,281,406
37,653 ASML Holding NV 24,882,609
25,790 Lam Research Corp 12,897,579
84,906 NVIDIA Corp 16,588,085
Total Semiconductors & Semiconductor Equipment 69,649,679
Software - 17.4%
19,761 Adobe Inc (2) 7,318,289
48,184 Intuit Inc 20,365,931
191,872 Microsoft Corp 47,547,799
78,370 Palo Alto Networks Inc (2) 12,432,617
51,150 ServiceNow Inc (2) 23,279,900
Total Software 110,944,536
Technology Hardware, Storage & Peripherals - 5.1%
227,600 Apple Inc 32,840,404
Total Technology Hardware, Storage & Peripherals 32,840,404

13
Shares Description (1) Value
Textiles, Apparel & Luxury Goods - 1.7%
35,820 Lululemon Athletica Inc (2) $ 10,992,442
Total Textiles, Apparel & Luxury Goods 10,992,442
Total Long-Term Investments (cost $468,259,474) 632,046,287
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X 718,521 MONEY MARKET FUNDS - 0.1%
X 718,521
718,521 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.350%(5) $ 718,521
Total Investments Purchased with Collateral from Securities Lending (cost $718,521) 718,521
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.6%
3,590,261 REPURCHASE AGREEMENTS - 0.6%
3,590,261
$ 3,590 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$3,590,389, collateralized by $3,767,300, U.S. Treasury
Notes, 2.875%, due 6/15/25, value $3,662,079
1.280% 2/01/23 $ 3,590,261
Total Short-Term Investments (cost $3,590,261) 3,590,261
Total Investments (cost $ 472,568,256 ) - 99 .7% 636,355,069
Other Assets & Liabilities, Net -   0.3% 2,221,190
Net Assets - 100% $ 638,576,259
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $690,887.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
14
Winslow Large-
Cap Growth ESG
Assets
Long-term investments, at value
†‡
$ 632,046,287
Investments purchased with collateral from securities lending, at value (cost approximates value) 718,521
Short-term investments, at value
◊
3,590,261
Receivable for dividends 237,585
Receivable for interest 128
Receivable for investments sold 1,912,342
Receivable for reimbursement from Adviser 14,264
Receivable for shares sold 3,718,337
Other assets 151,301
Total assets 642,389,026
Liabilities
Payable for collateral from securities lending 718,521
Payable for investments purchased - regular settlement 1,851,201
Payable for shares redeemed 428,606
Accrued expenses:
Custodian fees 72,622
Management fees 232,431
Trustees fees 132,877
Professional fees 18,469
Shareholder reporting expenses 44,723
Shareholder servicing agent fees 270,017
12b-1 distribution and service fees 41,754
Other 1,546
Total liabilities 3,812,767
Net assets $ 638,576,259
†
Long-term investments, cost $ 468,259,474
◊
Short-term investments, cost $ 3,590,261
‡ Includes securities loaned of $ 690,887

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.
15
Winslow Large-
Cap Growth ESG
Class A Shares
Net Assets $ 158,540,093
Shares outstanding 3,983,590
Net asset value ("NAV") per share $ 39.80
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 42.23
Class C Shares
Net Assets $ 11,316,570
Shares outstanding 362,708
NAV and offering price per share $ 31.20
Class R6 Shares
Net Assets $ 76,137,384
Shares outstanding 1,753,261
NAV and offering price per share $ 43.43
Class I Shares
Net Assets $ 392,582,212
Shares outstanding 9,274,588
NAV and offering price per share $ 42.33
Fund level net assets consist of:
Paid-in capital $ 464,925,907
Total distributable earnings (loss) 173,650,352
Fund level net assets $ 638,576,259
Authorized shares - per class Unlimited
Par value per share $   0.01

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.
16
Winslow Large-
Cap Growth ESG
Investment Income
Dividends $ 2,155,593
Interest 19,278
Securities lending income, net 3,793
Other income 24,847
Tax withheld (16,142)
Total Investment Income 2,187,369
Expenses
–
Management fees 2,048,652
12b-1 service fees - Class A Shares 197,563
12b-1 distribution and service fees - Class C Shares 63,831
Shareholder servicing agent fees 471,488
Interest expense 1,548
Custodian expenses 45,037
Trustees fees 13,206
Professional fees 47,758
Shareholder reporting expenses 28,421
Federal and state registration fees 38,409
Other 4,553
Total expenses before fee waiver/expense reimbursement 2,960,466
Fee waiver/expense reimbursement (679,451)
Net expenses 2,281,015
Net investment income (loss) (93,646)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments 28,724,529
Net realized gain (loss) 28,724,529
Change in net unrealized appreciation (depreciation) of investments (43,595,104)
Change in unrealized gain (loss) from investments (43,595,104)
Net realized and unrealized gain (loss) (14,870,575)
Net increase (decrease) in net assets from operations $ (14,964,221)

Statement of Changes in Net Assets
See accompanying notes to financial statements.
17
Winslow Large-Cap Growth ESG
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ (93,646) $ (1,923,988)
Net realized gain (loss) 28,724,529 71,926,330
Change in net unrealized appreciation (depreciation) (43,595,104) (235,461,947)
Net increase (decrease) in net assets from operations (14,964,221) (165,459,605)
Distributions to Shareholders
Dividends:
Class A Shares (13,190,940) (17,762,454)
Class C Shares (1,250,714) (2,790,895)
Class R6 Shares (5,821,013) (10,346,530)
Class I Shares (30,674,839) (52,150,681)
Decrease in net assets from distributions to shareholders (50,937,506) (83,050,560)
Fund Share Transactions
Proceeds from sale of shares 46,974,144 198,519,427
Proceeds from shares issued to shareholders due to reinvestment of distributions 46,104,325 79,970,899
93,078,469 278,490,326
Cost of shares redeemed (75,044,028) (226,877,543)
Net increase (decrease) in net assets from Fund share transactions 18,034,441 51,612,783
Net increase (decrease) in net assets (47,867,286) (196,897,382)
Net assets at the beginning of period 686,443,545 883,340,927
Net assets at the end of period $ 638,576,259 $ 686,443,545

Financial Highlights
18
Winslow Large-Cap Growth ESG
The Fund's fiscal year end is July 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 44.38 $ (0.04) $ (1.05) $ (1.09) $ — $ (3.49) $ (3.49) $ 39.80
2022 60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
2021 46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
2020 39.94 (0.11) 10.46 10.35 — (3.51) (3.51) 46.78
2019 43.15 (0.08) 3.11 3.03 — (6.24) (6.24) 39.94
2018 40.73 (0.10) 9.57 9.47 — (7.05) (7.05) 43.15
Class
C
2023(f) 35.74 (0.16) (0.89) (1.05) — (3.49) (3.49) 31.20
2022 50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
2021 39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
2020 34.50 (0.35) 8.87 8.52 — (3.51) (3.51) 39.51
2019 38.48 (0.32) 2.58 2.26 — (6.24) (6.24) 34.50
2018 37.27 (0.37) 8.63 8.26 — (7.05) (7.05) 38.48
Class
R6
2023(f) 47.98 0.04 (1.10) (1.06) — (3.49) (3.49) 43.43
2022 64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
2021 49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
2020 42.14 0.09 11.09 11.18 (0.11) (3.51) (3.62) 49.70
2019 45.00 0.09 3.31 3.40 (0.02) (6.24) (6.26) 42.14
2018 42.12 0.08 9.94 10.02 (0.09) (7.05) (7.14) 45.00
Class
I
2023(f) 46.90 0.01 (1.09) (1.08) — (3.49) (3.49) 42.33
2022 63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
2021 48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
2020 41.48 — 10.90 10.90 (0.03) (3.51) (3.54) 48.84
2019 44.47 0.02 3.25 3.27 (0.02) (6.24) (6.26) 41.48
2018 41.76 — (h) 9.85 9.85 (0.09) (7.05) (7.14) 44.47
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended January 31, 2023.
(g)
Annualized.
(h)
Value rounded to zero.

See accompanying notes to financial statements.
19
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 1 .96 ) % $ 158,540 1 .13% (g) 0 .91% (g) ( 0 .21 ) % (g) 25%
( 19 .30 ) 174,142 1 .08 0 .90 ( 0 .42 ) 69
36 .98 180,291 1 .14 0 .91 ( 0 .47 ) 67
27 .68 35,663 1 .20 0 .98 ( 0 .27 ) 59
10 .59 20,564 1 .16 0 .98 ( 0 .19 ) 70
25 .97 17,709 1 .18 0 .98 ( 0 .24 ) 56
( 2 .33 ) 11,317 1 .88 (g) 1 .66 (g) ( 0 .96 ) (g) 25
( 19 .90 ) 15,269 1 .83 1 .65 ( 1 .17 ) 69
35 .92 24,604 1 .89 1 .66 ( 1 .21 ) 67
26 .72 7,154 1 .95 1 .73 ( 1 .03 ) 59
9 .78 3,256 1 .90 1 .73 ( 0 .96 ) 70
25 .01 1,460 1 .93 1 .73 ( 0 .99 ) 56
( 1 .74 ) 76,137 0 .72 (g) 0 .50 (g) 0 .19 (g) 25
( 19 .04 ) 76,592 0 .74 0 .57 ( 0 .08 ) 69
37 .52 109,867 0 .76 0 .54 ( 0 .03 ) 67
28 .27 92,220 0 .74 0 .52 0 .22 59
11 .07 97,922 0 .74 0 .57 0 .21 70
26 .50 81,125 0 .75 0 .55 0 .18 56
( 1 .83 ) 392,582 0 .88 (g) 0 .66 (g) 0 .03 (g) 25
( 19 .10 ) 420,440 0 .83 0 .65 ( 0 .17 ) 69
37 .30 568,579 0 .90 0 .69 ( 0 .17 ) 67
28 .02 733,217 0 .95 0 .73 — (h) 59
10 .88 613,680 0 .91 0 .73 0 .06 70
26 .27 606,814 0 .93 0 .73 — (h) 56

20
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap Growth ESG”)
(the “Fund”) as a non-diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period
The end of the reporting period for the Fund is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolios, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Winslow Capital
Management, LLC, (“Sub-Adviser”), an affiliate of the Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis and includes accretion of discount and amortization of premiums for financial reporting purposes.
Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

21
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

22
Notes to Financial Statements
(Unaudited) (continued)
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 632,046,287 $ – $ – $ 632,046,287
Investments Purchased with Collateral from Securities
Lending 718,521 – – 718,521
Short-Term Investments:
Repurchase Agreements – 3,590,261 – 3,590,261
Total $ 632,764,808 $ 3,590,261 $ – $ 636,355,069
1
* Refer to the Fund's Portfolio of Investments for industry classifications.

23
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the "Agent").
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation $ 3,590,261 $    (3,662,079)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Winslow Large-Cap Growth ESG Common Stock $690,887 $718,521
Fund
Purchases Sales
Winslow Large-Cap Growth ESG
$ 156,040,725 $ 193,959,749

24
Notes to Financial Statements
(Unaudited) (continued)
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
1/31/23
Year Ended
7/31/22
Winslow Large-Cap Growth ESG Shares Amount Shares Amount
Shares sold:
Class A 295,236 $11,710,568 1,298,715 $61,721,857
Class A - automatic conversion of Class C Shares 80 3,577 618 26,842
Class C 15,422 492,651 78,497 3,544,301
Class R6 189,432 8,225,374 408,894 24,625,133
Class I 618,751 26,541,974 1,891,534 108,601,294
Shares issued to shareholders due to reinvestment of distributions:
Class A 259,427 9,932,921 292,400 17,169,728
Class C 38,200 1,154,611 56,478 2,683,835
Class R6 125,621 5,235,212 146,821 9,304,078
Class I 732,579 29,781,581 819,966 50,813,258
2,274,748 93,078,469 4,993,923 278,490,326
Shares redeemed:
Class A (495,136) (20,010,372) (646,616) (33,858,308)
Class C (118,024) (3,802,804) (197,458) (8,238,973)
Class C - automatic conversion to Class A Shares (99) (3,577) (766) (26,842)
Class R6 (158,084) (6,852,478) (655,368) (37,950,234)
Class I (1,041,013) (44,374,797) (2,701,478) (146,803,186)
(1,812,356) (75,044,028) (4,201,686) (226,877,543)
Net increase (decrease) 462,392 $18,034,441 792,237 $51,612,783
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Winslow Large-Cap Growth ESG
$ 476,466,631 $ 181,349,195 $ (21,460,757) $ 159,888,438

25
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2023, the complex-level fee rate for the Fund was as follows:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Winslow Large-Cap Growth
ESG
$ — $ 50,932,357 $ 203,483,542 $ — $ (15,912,420) $ — $ 238,503,479
Average Daily Net Assets
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000%
For the next $125 million 0.4875
For the next $250 million 0.4750
For the next $500 million 0.4625
For the next $1 billion 0.4500
For the next $3 billion 0.4250
For the next $2.5 billion 0.4000
For the next $2.5 billion 0.3875
For net assets over $10 billion 0.3750
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Winslow Large-Cap Growth ESG
0 .1713%

26
Notes to Financial Statements
(Unaudited) (continued)
The Adviser has contractually agreed to waive fees and/or reimburse expenses ("Expense Cap") so that total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.69% through July 31, 2024 (1.25% after July 31, 2024), of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitations expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Winslow Large-Cap Growth ESG
$ 31,611 $ 27,647
Fund
Commission
Advances
Winslow Large-Cap Growth ESG
$ 2,419
Fund
12b-1 Fees
Retained
Winslow Large-Cap Growth ESG
$ —
Fund
CDSC
Retained
Winslow Large-Cap Growth ESG
$ 2,039

27
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Fund
Maximum
Outstanding
Balance
Winslow Large-Cap Growth ESG
$ 1,820,396
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Winslow Large-Cap Growth ESG
4 $ 1,820,396 5.39%

28
Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Winslow Capital Management,
LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-
9140
(800) 257-8787
Portfolio of Investments Information:
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended July 31, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
29
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Large-Cap Growth Funds Classification Average:
Represents the average annualized returns for all reporting
funds in the Lipper Large-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000
®
Growth Index:
An index designed to measure the performance of the large-cap growth segment of the
U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

30
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund’s Board of Trustees (the “Board”) previously designated
Nuveen Fund Advisors, LLC, the Fund’s investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund’s portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-WINSL-0123P 2766055-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: April 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 6, 2023